As Filed with the U.S. Securities and Exchange Commission on February 19, 2014

1933 Act File No. 002-94608

1940 Act File No. 811-04165

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 54 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 56 ☒
(Check appropriate box or boxes.)
__________________
AMERICAN CENTURY TARGET MATURITIES TRUST (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 19th day of February, 2014.

American Century Target Maturities Trust
(Registrant)
By:	*
Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Trustee	February 19, 2014

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	February 19, 2014

* _________________________________ Tanya S. Beder	Trustee	February 19, 2014

* _________________________________ Jeremy I. Bulow	Trustee	February 19, 2014

* _________________________________ Ronald J. Gilson	Chairman of the Board and Trustee	February 19, 2014

* _________________________________ Frederick L.A. Grauer	Trustee	February 19, 2014

* _________________________________ Peter F. Pervere	Trustee	February 19, 2014

* _________________________________ Myron S. Scholes	Trustee	February 19, 2014

* _________________________________ John B. Shoven	Trustee	February 19, 2014

*By:

/s/ Kathleen Gunja Nelson________

Kathleen Gunja Nelson

Attorney in Fact

Pursuant to Power of Attorney, dated December 18, 2012 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 51 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 28, 2012, File No. 2-82734, and incorporated herein by reference).

Secretary's Certificate, dated December 18, 2012 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 51 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 28, 2012, File No. 2-82734, and incorporated herein by reference).

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT

Exhibit – 101.INS	XBRL Instance Document

Exhibit – 101.SCH	XBRL Taxonomy Extension Schema Document

Exhibit – 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Exhibit – 101.LAB	XBRL Taxonomy Extension Label Linkbase Document

Exhibit – 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document